Net (Loss) Income Per Share - Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings per share [line items]
Net (loss) income	$ (331)	$ (2,509)	$ (5,036)	$ 9,313
Basic weighted average number of shares outstanding (in shares)	16,887,819	16,440,760	16,651,969	16,440,760
Net (loss) income per share (basic)	$ (0.02)	$ (0.15)	$ (0.31)	$ 0.57
Dilutive effect of stock options				165,000
Dilutive effect of share purchase warrants	805,905		1,744,657	49,816
Diluted weighted average number of shares outstanding (in shares)	16,887,819	16,440,760	16,651,969	16,655,576
Net (loss) income per share (diluted)	$ (0.02)	$ (0.15)	$ (0.31)	$ 0.56
Stock Options [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	660,021		660,021	165,000
Deferred Stock Units [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	235,000		235,000
Stock Purchase Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,081,905		5,020,657	49,816